Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Amount of downstream transaction		$ 350		$ 350		$ 350
UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 61,923,652		$ 68,554,072		$ 48,440,369
Accounts receivable	$ 5,827,800		$ 9,502,922		$ 6,286,428
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 1,127,275		$ 1,143,280		$ 1,222,320
Accounts receivable	$ 11,688		$ 16,774		$ 29,012
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 364,948		$ 656,472		$ 178,331
Accounts receivable	$ 10,800		$ 6,734		$ 18,818
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) (WTK) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 505,806		$ 716,357		$ 545,785
Accounts receivable	$ 53,916		$ 81,819		$ 126,580
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) (WTK) [member] | UMC [Member]
Disclosure of transactions between related parties [line items]
Sales			$ 124,178		$ 110,620
Explanation of terms and conditions of outstanding balances for related party transaction			Month-end 30 days	Month-end 30 days	Month-end 30 days	Month-end 30 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 384,067		$ 551,913		$ 366,968
Accounts receivable	$ 43,863		$ 147,265		$ 60,147
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UDS [Member]
Disclosure of transactions between related parties [line items]
Sales	$ 159,523		$ 311,972
Accounts receivable	$ 2,696		$ 9,500
Explanation of terms and conditions of outstanding balances for related party transaction	Month-end 30 days	Month-end 30 days	Month-end 30 days	Month-end 30 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 1,208,630		$ 1,565,670		$ 1,444,736
Accounts receivable	$ 17,816		$ 310,431		$ 221,375
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 286,087		$ 148,259
Accounts receivable	$ 362		$ 171
Explanation of terms and conditions of outstanding balances for related party transaction	Month-end 30 days	Month-end 30 days	Month-end 30 days	Month-end 30 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC [Member]
Disclosure of transactions between related parties [line items]
Sales	$ 134,303		$ 1,035,407
Accounts receivable			$ 173
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days - Net 45 days	Net 30 days - Net 45 days	Net 30 days - Net 45 days	Net 30 days - Net 45 days
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 164,855
Accounts receivable			$ 151,430
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 3,487,292		$ 4,272,900		$ 2,917,993
Accounts receivable	$ 342,835		$ 744,082		$ 428,363
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days